Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Intermediate Bond Portfolio
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000023849
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class ADV
Trading Symbol	IIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,998	$10,055
2016	$10,390	$10,321
2017	$10,861	$10,687
2018	$10,744	$10,688
2019	$11,742	$11,620
2020	$12,603	$12,493
2021	$12,425	$12,300
2022	$10,574	$10,700
2023	$11,290	$11,291
2024	$11,548	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	2.28%	-0.33%	1.45%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 908,256,550
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$908,256,550 # of Portfolio Holdings1,777 Portfolio Turnover Rate240% Investment Advisory Fees Paid$7,851,638
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Material Fund Change [Text Block]
C000028784
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class I
Trading Symbol	IPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,060	$10,055
2016	$10,495	$10,321
2017	$11,024	$10,687
2018	$10,964	$10,688
2019	$12,044	$11,620
2020	$12,986	$12,493
2021	$12,872	$12,300
2022	$11,014	$10,700
2023	$11,815	$11,291
2024	$12,148	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.82%	0.17%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 908,256,550
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$908,256,550 # of Portfolio Holdings1,777 Portfolio Turnover Rate240% Investment Advisory Fees Paid$7,851,638
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Material Fund Change [Text Block]
C000028785
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S
Trading Symbol	IPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,026	$10,055
2016	$10,444	$10,321
2017	$10,943	$10,687
2018	$10,854	$10,688
2019	$11,890	$11,620
2020	$12,790	$12,493
2021	$12,653	$12,300
2022	$10,795	$10,700
2023	$11,554	$11,291
2024	$11,849	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	2.55%	-0.07%	1.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 908,256,550
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$908,256,550 # of Portfolio Holdings1,777 Portfolio Turnover Rate240% Investment Advisory Fees Paid$7,851,638
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Material Fund Change [Text Block]
C000074893
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S2
Trading Symbol	IIBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,017	$10,055
2016	$10,417	$10,321
2017	$10,900	$10,687
2018	$10,793	$10,688
2019	$11,808	$11,620
2020	$12,685	$12,493
2021	$12,528	$12,300
2022	$10,664	$10,700
2023	$11,398	$11,291
2024	$11,670	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	2.38%	-0.24%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 908,256,550
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$908,256,550 # of Portfolio Holdings1,777 Portfolio Turnover Rate240% Investment Advisory Fees Paid$7,851,638
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Material Fund Change [Text Block]